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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-01835


                   	  Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Value Fund
Schedule of Investments  12/31/2010

Shares                                                               Value

           COMMON STOCKS - 99.2 %
           Energy - 14.9 %
           Integrated Oil & Gas - 11.1 %
508,900    Chevron Corp.                                         $46,437,125
495,700    ConocoPhillips                                         33,757,170
289,100    Hess Corp.                                             22,127,714
571,400    Marathon Oil Corp.                                     21,158,942
344,500    Occidental Petroleum Corp.                             33,795,450
548,000    QEP Resources, Inc.                                    19,897,880
                                                                 $177,174,281
           Oil & Gas Drilling - 1.1 %
322,700    Ensco Plc                                             $17,225,726
           Oil & Gas Equipment And Services - 1.6 %
371,400    National-Oilwell Varco, Inc.                          $24,976,650
           Oil & Gas Storage & Transportation - 1.1 %
720,300    The Williams Co., Inc.                                $17,805,816
           Total Energy                                          $237,182,473
           Materials - 3.2 %
           Diversified Chemical - 1.4 %
452,200    E.I. du Pont de Nemours and Co.                       $22,555,736
           Paper Products - 1.1 %
626,700    International Paper Co.                               $17,071,308
           Steel - 0.7 %
271,300    Nucor Corp. (b)                                       $11,888,366
           Total Materials                                       $51,515,410
           Capital Goods - 7.4 %
           Aerospace & Defense - 1.3 %
257,900    United Technologies Corp.                             $20,301,888
           Construction & Engineering - 1.4 %
327,400    Fluor Corp.                                           $21,693,524
           Construction & Farm Machinery & Heavy Trucks - 1.2 %
220,500    Deere & Co.                                           $18,312,525
           Electrical Component & Equipment - 1.0 %
281,700    Emerson Electric Co.                                  $16,104,789
           Industrial Conglomerates - 1.0 %
692,700    Textron, Inc. (b)                                     $16,361,574
           Industrial Machinery - 1.5 %
517,500    Ingersoll-Rand Plc. (b)                               $24,369,075
           Total Capital Goods                                   $117,143,375
           Transportation - 3.6 %
           Railroads - 3.6 %
412,900    CSX Corp.                                             $26,677,469
325,000    Union Pacific Corp.                                    30,114,500
                                                                 $56,791,969
           Total Transportation                                  $56,791,969
           Automobiles & Components - 0.6 %
           Auto Parts & Equipment - 0.6 %
100,000    Lear Corp. *                                          $ 9,871,000
           Total Automobiles & Components                        $ 9,871,000
           Consumer Services - 1.5 %
           Hotels, Resorts & Cruise Lines - 1.5 %
511,000    Carnival Corp. (b)                                    $23,562,210
           Total Consumer Services                               $23,562,210
           Media - 6.1 %
           Broadcasting - 1.4 %
1,159,400  CBS Corp. (Class B)                                   $22,086,570
           Cable & Satellite - 2.1 %
1,491,300  Comcast Corp. (b)                                     $32,763,861
           Movies & Entertainment - 2.6 %
1,807,200  News Corp.                                            $26,312,832
402,300    Viacom, Inc. (Class B)                                 15,935,103
                                                                 $42,247,935
           Total Media                                           $97,098,366
           Retailing - 3.4 %
           Department Stores - 1.4 %
840,900    Macys Inc.                                            $21,274,770
           General Merchandise Stores - 1.0 %
274,200    Target Corp.                                          $16,487,646
           Home Improvement Retail - 1.0 %
464,100    Home Depot, Inc.                                      $16,271,346
           Total Retailing                                       $54,033,762
           Food & Drug Retailing - 1.0 %
           Drug Retail - 1.0 %
414,700    Walgreen Co.                                          $16,156,712
           Total Food & Drug Retailing                           $16,156,712
           Food Beverage & Tobacco - 4.0 %
           Brewers - 1.1 %
320,100    Anheuser-Busch Inbev NV                               $18,321,393
           Soft Drinks - 1.6 %
376,900    Coca-Cola Co. (b)                                     $24,788,713
           Tobacco - 1.3 %
858,400    Altria Group, Inc.                                    $21,133,808
           Total Food Beverage & Tobacco                         $64,243,914
           Household & Personal Products - 1.8 %
           Household Products - 1.8 %
437,600    Procter & Gamble Co. *                                $28,150,808
           Total Household & Personal Products                   $28,150,808
           Pharmaceuticals & Biotechnology - 7.1 %
           Pharmaceuticals - 7.1 %
990,800    Bristol-Myers Squibb Co.                              $26,236,384
564,300    Johnson & Johnson Co.                                  34,901,955
620,500    Merck & Co., Inc.                                      22,362,820
1,669,400  Pfizer, Inc.                                           29,231,194
                                                                 $112,732,353
           Total Pharmaceuticals & Biotechnology                 $112,732,353
           Banks - 8.2 %
           Diversified Banks - 5.4 %
426,600    Comerica, Inc. (b)                                    $18,019,584
278,300    HSBC Holdings Plc * (b)                                14,204,432
1,746,900  Wells Fargo  & Co.                                     54,136,431
                                                                 $86,360,447
           Regional Banks - 2.8 %
2,116,300  KeyCorp                                               $18,729,255
413,700    PNC Bank Corp.                                         25,119,864
                                                                 $43,849,119
           Total Banks                                           $130,209,566
           Diversified Financials - 9.3 %
           Diversified Finance Services - 6.4 %
9,961,100  Citigroup, Inc. *                                     $47,116,003
1,273,400  J.P. Morgan Chase & Co.                                54,017,628
                                                                 $101,133,631
           Investment Banking & Brokerage - 2.9 %
132,500    Goldman Sachs Group, Inc.                             $22,281,200
870,600    Morgan Stanley Co.                                     23,689,026
                                                                 $45,970,226
           Total Diversified Financials                          $147,103,857
           Insurance - 7.2 %
           Life & Health Insurance - 1.5 %
420,800    Prudential Financial, Inc.                            $24,705,168
           Property & Casualty Insurance - 5.7 %
387,800    ACE Ltd.                                              $24,140,550
611,700    Allstate Corp.                                         19,500,996
381,100    Chubb Corp.                                            22,728,804
420,600    The Traveler Companies, Inc.                           23,431,626
                                                                 $89,801,976
           Total Insurance                                       $114,507,144
           Software & Services - 2.5 %
           It Consulting & Other Services - 1.1 %
119,600    IBM Corp. *                                           $17,552,496
           Systems Software - 1.4 %
782,600    Microsoft Corp.                                       $21,850,192
           Total Software & Services                             $39,402,688
           Technology Hardware & Equipment - 1.2 %
           Office Electronics - 1.2 %
1,630,200  Xerox Corp.                                           $18,779,904
           Total Technology Hardware & Equipment                 $18,779,904
           Semiconductors - 4.0 %
           Semiconductor Equipment - 2.1 %
1,129,200  Applied Materials, Inc.                               $15,865,260
457,500    ASM Lithography Holdings NV                            17,551,988
                                                                 $33,417,248
           Semiconductors - 1.9 %
415,600    Analog Devices, Inc.                                  $15,655,652
454,900    Texas Instruments, Inc.                                14,784,250
                                                                 $30,439,902
           Total Semiconductors                                  $63,857,150
           Telecommunication Services - 5.2 %
           Integrated Telecommunication Services - 5.2 %
1,094,400  AT&T Corp.                                            $32,153,472
300,700    CenturyLink, Inc. (b)                                  13,883,319
1,014,300  Verizon Communications, Inc.                           36,291,654
                                                                 $82,328,445
           Total Telecommunication Services                      $82,328,445
           Utilities - 6.9 %
           Electric Utilities - 3.6 %
434,700    Northeast Utilities (b)                               $13,858,236
745,300    PPL Corp.                                              19,616,296
633,600    Southern Co.                                           24,222,528
                                                                 $57,697,060
           Gas Utilities - 1.0 %
896,200    Questar Corp.                                         $15,602,842
           Multi-Utilities - 2.3 %
577,900    CMS Energy Corp. (b)                                  $10,748,940
360,100    Public Service Enterprise Group, Inc.                  11,454,781
229,500    Wisconsin Energy Corp.                                 13,508,370
                                                                 $35,712,091
           Total Utilities                                       $109,011,993
           TOTAL COMMON STOCKS
           (Cost  $1,404,025,086)                                $1,573,683,099

           TEMPORARY CASH INVESTMENTS - 0.3 %
           Repurchase Agreement - 0.3 %
2,610,000  Barclays Plc, 0.10%, dated 12/31/10, repurchase price of $2,610,000 plus accrued interest on 1/3/11 collateralized by
           $2,662,201 U.S. Treasury Strip, 1.25%, 4/15/14        $ 2,610,000

2,610,000  JPMorgan, Inc., 0.20%, dated 12/31/10, repurchase price of $2,610,000 plus accrued interest on 1/3/11 collateralized by the following:
           $2,662,226 Federal National Mortgage Association,
           4.0%-5.0%, 2/1/20-3/1/40                                2,610,000
                                                                 $ 5,220,000
           Total Repurchase Agreement
           (Cost  $5,220,000)                                    $ 5,220,000
Principal
Amount ($)                                                           Value
           Securities Lending Collateral  - 3.2 % (c)
           Certificates of Deposit:
1,436,748  Bank of Nova Scotia, 0.37%, 9/29/11                   $ 1,436,748
1,005,724  BBVA Group NY, 0.61%, 7/26/11                           1,005,724
1,048,022  BNP Paribas Bank NY, 0.1%, 1/3/11                       1,048,022
718,374    BNP Paribas Bank NY, 0.29%, 2/8/11                       718,374
718,374    BNP Paribas Bank NY, 0.3%, 1/20/11                       718,374
1,436,748  Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11   1,436,748
1,436,748  DnB NOR Bank ASA NY, 0.25%, 3/7/11                      1,436,748
718,329    National Australia Bank NY, 0.31%, 10/19/11              718,329
1,436,748  RoboBank Netherland NV NY, 0.31%, 8/8/11                1,436,748
1,436,748  Royal Bank of Canada NY, 0.44%, 12/2/11                 1,436,748
718,374    SocGen NY,  0.30%, 2/10/11                               718,374
1,436,748  Westpac Banking Corp. NY, 0.44%, 12/6/11                1,436,748
                                                                 $13,547,685
           Commercial Paper:
862,049    American Honda Finance, 0.30%, 5/4/11                 $  862,049
576,804    American Honda Finance, 1.05%, 6/20/11                   576,804
527,777    Australia & New Zealand Banking Group, 0.89%, 8/4/11     527,777
1,463,642  Caterpillar Financial Services Corp., 1.05%, 6/24/11    1,463,642
1,580,423  CBA, 0.32%, 1/3/11                                      1,580,423
430,906    CHARFD, 0.26%, 2/8/11                                    430,906
718,202    FAIRPP, 0.27%, 2/2/11                                    718,202
737,612    FAIRPP, 0.27%, 3/7/11                                    737,612
1,436,869  Federal Home Loan Bank, 0.37%, 6/1/11                   1,436,869
718,365    GE Corp., 0.34%, 1/26/11                                 718,365
718,621    General Electric Capital Corp., 0.38%, 4/28/11           718,621
143,618    General Electric Capital Corp., 0.38%, 6/6/11            143,618
1,436,005  OLDLLC, 0.27%, 3/11/11                                  1,436,005
1,436,172  SEB, 0.39%, 2/7/11                                      1,436,172
1,724,090  SOCNAM, 0.1%, 1/3/11                                    1,724,090
718,299    SOCNAM, 0.29%, 1/14/11                                   718,299
861,503    STDFIN, 0.6%, 2/8/11                                     861,503
1,436,429  STRAIT, 0.25%, 2/2/11                                   1,436,429
718,326    TBLLC, 0.27%, 1/10/11                                    718,326
718,202    TBLLC, 0.27%, 2/2/11                                     718,202
1,436,748  Toyota Motor Credit Corp., 0.44%, 9/8/11                1,436,748
574,517    VARFUN, 0.26%, 2/14/11                                   574,517
875,688    VARFUN, 0.27%, 1/20/11                                   875,688
862,064    Wachovia, 0.40%, 3/22/11                                 862,064
575,072    Wachovia, 0.42%, 10/15/11                                575,072
                                                                 $23,288,003
           Tri-party Repurchase Agreements:
2,097,652  Deutsche Bank Securities, Inc., 0.22%, 1/3/11         $ 2,097,652
2,873,496  HSBC Bank USA NA, 0.21%, 1/3/11                         2,873,496
4,166,570  RBS Securities, Inc., 0.25%, 1/3/11                     4,166,570
                                                                 $ 9,137,718
Shares     Money Market Mutual Funds:
2,298,797  Dreyfus Preferred Money Market Fund                   $ 2,298,797
2,298,797  Fidelity Prime Money Market Fund                        2,298,797
                                                                 $ 4,597,594
           Total Securities Lending Collateral
           (Cost  $50,571,000)                                   $50,571,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $55,791,000)                                    55,791,000
           TOTAL INVESTMENT IN SECURITIES - 102.7%
           (Cost  $1,459,816,086) (a)                            $1,629,474,099
           OTHER ASSETS AND LIABILITIES - (2.7)%                 $-42,838,752
           TOTAL NET ASSETS - 100.0%                             $1,586,635,347

*          Non-income producing security.

(a) At December 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $1,460,241,050 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $219,626,525

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              -50,393,476

           Net unrealized gain                                   $169,233,049

(b)        At December 31, 2010, the following securities were out on loan:

Shares                            Security                           Value
43,200     Carnival Corp. (b)                                    $ 1,991,952
287,500    CenturyLink, Inc. (b)                                  13,273,875
565,200    CMS Energy Corp. (b)                                   10,512,720
12,100     Coca-Cola Co. (b)                                        795,817
12,600     Comcast Corp. (b)                                        276,822
800        Comerica, Inc. (b)                                       33,792
97,300     HSBC Holdings Plc * (b)                                 4,966,192
46,700     Ingersoll-Rand Plc. (b)                                 2,199,103
34,500     Northeast Utilities (b)                                 1,099,860
14,900     Nucor Corp. (b)                                          652,918
600,000    Textron, Inc. (b)                                      14,184,000
           Total                                                 $49,987,051

(c)        Securities lending collateral is managed by Credit
           Suisse AG, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest
               priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical
              securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund's assets:

				Level 1    Level 2   Level 3  Total
Common stocks              $1,573,683,099     $0        $0   $1,573,683,099
Temporary cash investments         0       51,193,406    0      51,193,406
Money market mutual funds       4,597,594      0         0       4,597,594
Total                      $1,578,280,693 $51,193,406   $0  $1,629,474,099



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2011



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2011

* Print the name and title of each signing officer under his or her signature.